TREASURY SHARES	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Treasury shares	TREASURY SHARES
As of June 30, 2024, the Company holds an aggregate of 649,493 shares at a cost of $6.3 million, with a weighted average of $9.64 per share (December 31, 2023: 784,007 shares at a cost of $7.6 million).